Note 43 - Condensed Balance Sheet (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Cash and central bank balances	€ 148,680	€ 153,899
Financial assets at fair value through other comprehensive income	50,283	48,612
Investments in associates	297	236
Total assets	1,271,062	1,258,617
Liabilities and equity [Abstract]
Long-term debt	150,670	162,108
Total liabilities	1,214,687	1,208,592
Total shareholders equity	47,797	41,720
Additional equity components	8,578	8,305
Total equity	56,375	50,025
Total liabilities and equity	1,271,062	1,258,617
Bank subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	12,250	13,265
Central bank funds sold and securities purchased under resale agreements	0	0
Financial assets at fair value through profit or loss	3,022	1,083
Investment in subsidiaries	6,164	6,592
Loans	40,429	34,817
Other assets	1,475	1,396
Liabilities and equity [Abstract]
Deposits	25,880	25,927
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	468	570
Financial liabilities at fair value through profit or loss	4,151	1,493
Other short-term borrowings	61	27
Other liabilities	1,398	1,028
Nonbank subsidiaries [Member]
Assets [Abstract]
Central bank funds sold and securities purchased under resale agreements	11,588	39,253
Financial assets at fair value through profit or loss	1,288	1,234
Investment in subsidiaries	25,970	21,725
Loans	34,802	36,351
Other assets	12,437	12,616
Liabilities and equity [Abstract]
Deposits	14,957	16,460
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	22,960	48,891
Financial liabilities at fair value through profit or loss	1,217	859
Other short-term borrowings	698	956
Other liabilities	6,370	5,291
Other subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	5,218	4,742
Central bank funds sold and securities purchased under resale agreements	11,478	7,552
Financial assets at fair value through profit or loss	424,988	430,102
Loans	364,094	352,176
Other assets	116,599	92,967
Liabilities and equity [Abstract]
Deposits	529,060	497,726
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	584	762
Financial liabilities at fair value through profit or loss	350,084	365,005
Other short-term borrowings	4,874	3,789
Other liabilities	€ 101,256	€ 77,702